Liquidity (Narrative) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Liquidity [Abstract]
Cash and cash equivalents	$ 8,690,000	$ 9,663,000	$ 13,393,000